UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2007 to February 28, 2007

Commission File Number of issuing entity: 333-134419-01

HSBC Credit Card Master Note Trust (USA) I

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-134419

HSBC Receivables Funding Inc. I

(Exact name of depositor as specified in its charter)

HSBC Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification Number of the Issuing Entities)

88-0471289

(I.R.S. Employer Identification Number of the Depositor)

c/o HSBC Finance Corporation Attn: Laurie Mattenson 2700 Sanders Road, Prospect Heights, Illinois (Address of Principal executive offices of the issuing entity)	60070 (Zip Code)

847-564-5000

(Telephone number, including area code)

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (if Section 12(b)
Class A Notes			X
Class B Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
YES _X__ NO ____

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The information required by Item 1 is contained in Exhibit 99.1 attached hereto.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

Beginning with Pinon et al. v. Bank of America, N.A., et al. (N.D. CA. No. C07 0772), HSBC Finance Corporation and HSBC North America Holdings Inc., as well as others, have been named as defendants in four class actions filed in the United States District Court for the Northern District of California. These purported nationwide class action suits allege that defendants impose excessive late and over-limit fees in violation of the National Bank Act, and that defendants have conspired to fix and maintain a “price floor” for late fees in violation of Section 1 of the federal Sherman Antitrust Act. The suits further claim violations of the California Business and Professions Code, Section 17200, et seq., the California Legal Remedies Act, the California Cartwright Act, and common law breach of covenant and unjust enrichment. The purported class seeks damages from January 31, 2003. While at least one of these suits has yet to have been served on any HSBC entity, a stipulation was filed on March 23, 2007 to consolidate these cases. At the present time, we are unable to quantify the potential financial impact from this action, if any.

Item 9. Exhibits.

Exhibit No.	Description

99.1	Monthly Servicing Statement for the Due Period ending February 28, 2007 and the related Distribution Date of March 15, 2007.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: March 28, 2007

HSBC FINANCE CORPORATION, as Servicer of and on behalf of HSBC CREDIT CARD MASTER NOTE TRUST (USA) I

By: /s/ Patrick D. Schwartz
Name: Patrick D. Schwartz
Title: Vice President, Deputy General Counsel - Corporate
& Assistant Secretary

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicing Statement for the Due Period ending February 28, 2007 and the related Distribution Date of March 15, 2007.

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